RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Related Party Transactions [Table Text Block]
	December 31,	December 31,
	2013	2012

Due from related companies
- Xiamen Yili Geo Information Technology Co., Ltd.	$115,248	$810,982
- Wuhan Geo Navigation and Communication Technology Co., Ltd.	393,107	401,244
	$508,355	$1,212,226
Due to related party
- Shareholder	$913,479	$12,728

Schedule of Revenue Related Party [Table Text Block]
	2013	2012	2011
Revenue	$539,130	$860,156	$14,334
Cost of sales	(550,945)	(299,295)	-
Gross (loss) profit	$(11,815)	$560,861	$14,334